SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SEBSEQUENT EVENTS	SUBSEQUENT EVENTS
Amended and Restated Certificate of Incorporation
On August 2, 2021, the “IPO Closing Date”), we amended and restated our certificate of incorporation to effect a reclassification of our outstanding common stock into Class A common stock (with one vote per share) and, with respect to shares held by our founders and certain of their related entities, Class B common stock (with ten votes per share). The amended and restated certificate also provides for Class C common stock (with zero votes per share) of which none is outstanding on the date of this quarterly report.
Initial Public Offering
On the IPO Closing Date, we closed our IPO of 55,000,000 shares of Class A common stock at a public offering price of $38.00 per share. In the IPO, 52,375,000 shares of Class A common stock were sold by us and 2,625,000 shares of Class A common stock were sold by selling stockholders. Our net proceeds from the sale of Class A common stock by us in the IPO were approximately $1.9 billion after deducting the underwriting discounts and commissions and estimated offering expenses payable by us. In connection with the IPO, 130,155,246 shares of our Class A common stock owned by our founders and their related entities were exchanged for an equivalent number of shares of Class B common stock. In addition, all of the outstanding shares of convertible preferred stock and all of our outstanding convertible notes automatically converted into Class A common stock of 412,742,897 and 137,305,156 shares and all warrants became exercisable at a strike price of $26.60 per share for an aggregate of 14,278,034 shares of Class A common stock. Upon completion of the IPO, approximately $13.4 million of deferred offering costs were reclassified into stockholders’ equity as a reduction of the IPO proceeds and we recognized a one-time cumulative share-based compensation expense of $1.0 billion related to RSUs for which the time-based vesting condition was satisfied or partially satisfied as the performance condition was satisfied.
Acquisition of Say
On August 13, 2021, the Company completed the acquisition of A Say Inc. and its subsidiaries (collectively “Say”). New York-based Say, founded in 2017, provides an investor communications and shareholder engagement platform that empowers shareholders to access their full ownership rights and facilitates proxy and voting for issuers. The purchase price is approximately $140 million in cash, subject to customary purchase price adjustments. The Company is currently evaluating purchase price allocation. It is not practicable to disclose the preliminary purchase price allocation for this acquisition given the short period of time between the acquisition date and the issuance of these unaudited condensed consolidated financial statements.
SUBSEQUENT EVENTS
We have evaluated events subsequent to the balance sheet date for items requiring recording or disclosure in the consolidated financial statements. The evaluation was performed through March 22, 2021.
Early 2021 Trading Restrictions
Beginning on January 28, 2021, due to unprecedented market volatility and related portfolio margin demands imposed on RHS by the clearinghouse National Securities Clearing Corporation, RHS temporarily restricted or limited its customers’ purchase of certain securities, including GameStop Corp. and AMC Entertainment Holdings, Inc., on our platform (“Early 2021 Trading Restrictions”).
As of the date the financial statements were available to be issued, we have become aware of approximately 49 putative class actions and three individual actions that have been filed against RHM, RHF, and/or RHS in various federal and state courts relating to the Early 2021 Trading Restrictions. The complaints generally allege breach of contract, breach of the implied covenant of good faith and fair dealing, negligence, breach of fiduciary duty and other common law claims. Several complaints further allege federal securities claims, federal and state antitrust claims and/or certain state consumer protection claims based on similar factual allegations. Approximately 18 of the putative class actions also name other broker-dealers and/or market makers as defendants. On February 5, 2021, certain plaintiffs filed a motion before the Judicial Panel on Multidistrict Litigation (“JPML”) to transfer and coordinate or consolidate the actions filed in connection with the Early 2021 Trading Restrictions into a multidistrict litigation in the Northern District of California (the “Transfer Motion”). On March 1, 2021, we filed a response to the Transfer Motion, in which we supported transfer and coordination or consolidation of the actions into a multidistrict litigation in either the Northern District of California, or in the alternative, the Middle District of Florida. We believe that the claims in these lawsuits are without merit and intend to defend against them vigorously.
RHM, RHF, RHS and our Co-Founder and CEO, Vladimir Tenev, have received requests for information, and in some cases subpoenas and requests for testimony, related to investigations and examinations of the Early 2021 Trading Restrictions from the United States Attorney’s Office for the Northern District of California (“USAO”), the SEC staff, FINRA, the New York Attorney General’s Office, other state attorneys general offices, and a number of state securities regulators. Also, a related search warrant was executed by the USAO to obtain Mr. Tenev's cell phone. There have also been several inquiries based on specific customer complaints. In addition, we have received information and testimony requests from certain committees and members of the U.S. Congress and Mr. Tenev has provided testimony with respect to the Early 2021 Trading Restrictions. We are cooperating with these investigations and examinations.
Due to the very preliminary nature of all of these proceedings, we are unable at this time to estimate the likelihood or magnitude of any possible losses related to these matters.
Convertible Note and Warrant Financings
In February 2021, we issued two tranches of convertible notes, consisting of $2.53 billion aggregate principal amount of Tranche I convertible notes and $1.02 billion aggregate principal amount of Tranche II convertible notes. Unless earlier converted, upon the closing of this offering, the convertible notes will automatically convert into shares of our Class A common stock at a conversion price equal to the lower of (i) 70% of the cash price per share paid by investors in this offering and (ii) $38.29 (in the case of the Tranche I convertible notes) or $42.12 (in the case of the Tranche II convertible notes). Interest on the convertible notes accrues at 6% per annum, compounding semi-annually in arrears, and is payable in kind. In addition, we granted to each purchaser of the Tranche I convertible notes a warrant to purchase a number of shares of equity securities equal to 15% of the aggregate proceeds invested by such purchaser in the Tranche I convertible notes (i.e., $379.8 million in aggregate maximum purchase amount).